CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total		Series A preferred stock	Series B-1 preferred stock	Common Class A	Preferred Series B-1	Class S Ordinary	Preferred Series C	Recent Financings	Recent Financings Preferred Series B-1	Settlement of Liability Assumed at De-SPAC	Settlement of Liability Assumed at De-SPAC Common Class A	Settlement of Liability	Preferred Stock	Preferred Stock Series A preferred stock	Preferred Stock Series B-1 preferred stock	Preferred Stock Recent Financings Preferred Series B-1	Class A and B Common Stock Series A preferred stock	Class A and B Common Stock Common Class A	Class A and B Common Stock Common Class B	Class A and B Common Stock Class S Ordinary	Class A and B Common Stock Preferred Series C	Class A and B Common Stock Recent Financings Common Class A	Class A and B Common Stock Settlement of Liability Assumed at De-SPAC Common Class A	Class A and B Common Stock Settlement of Liability Common Class A	APIC	APIC Series A preferred stock	APIC Class S Ordinary	APIC Preferred Series C	APIC Recent Financings	APIC Recent Financings Preferred Series B-1	APIC Settlement of Liability Assumed at De-SPAC	APIC Settlement of Liability	Accumulated Deficit	Stock Receivable	Class A common stock, par value $0.001 per share	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interests	Noncontrolling interests Class S Ordinary	Noncontrolling interests Preferred Series C	Noncontrolling interests Recent Financings	Noncontrolling interests Recent Financings Preferred Series B-1	Redeemable Preferred Series B	Redeemable noncontrolling interests
Beginning balance (in shares) at Dec. 31, 2019																																				44,147
Beginning balance at Dec. 31, 2019	$ 676,493																																			$ 563,966	$ 0	$ 0	$ 112,527	$ 85,448	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(14,995)																																			(58,040)			43,045
Recognition of share-based compensation cost	107,808																																			107,808
Forfeiture of vested share-based compensation	(36,267)																																			(36,267)
Payment of employee payroll taxes on restricted equity units	(1,522)																																			$ (1,522)
Noncash issuance of noncontrolling interest	5,978																																						5,978
Distribution to noncontrolling interest	(737)																																						(737)
Common units in treasury (in shares)																																				(544,000)
Common units in treasury	(3,444)																																				(3,444)
Non-cash dividend to related party	(2,931)																																			$ (2,931)
Share-based awards to related party employees	2,931																																			$ 2,931
Exercise of option (in shares)																																				4,603,000
Exercise of option	57,456																																			$ 57,456
Cash contribution for BCH Preferred Series C Unit Accounts	130,200							$ 130,200																															130,200		130,200
Noncash issuance of BCH Preferred Series C Unit Accounts	313																																						313		313
Promissory note exchange for BCH Preferred Series C Unit Accounts	65,065																																			(5,220)			70,285	(915)	71,200
Unrealized gain (loss) on investments in available-for-sale debt securities	0
Adjustment for change in ownership interest	0																																			$ (3,233)			3,233	(567)	3,800
Ending balance (in shares) at Dec. 31, 2020																																				48,206
Ending balance at Dec. 31, 2020	986,348																																			$ 624,948	(3,444)	0	364,844	78,245	205,513
Beginning balance, noncontrolling interests at Dec. 31, 2019																																												$ 0	$ 1,588,604
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													(35,877)
Tax distribution to noncontrolling interest																																													(5,592)
Ending balance, noncontrolling interests at Dec. 31, 2020																																												0	1,547,135
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(20,039)																																			(6,796)			(13,243)
Recognition of share-based compensation cost	5,007																																			5,007
Payment of employee payroll taxes on restricted equity units	(1,228)																																			(38)			(1,190)
Noncash issuance of noncontrolling interest	374																																						374
Distribution to noncontrolling interest	(621)																																						(621)
Non-cash dividend to related party	205																																			205
Share-based awards to related party employees	(205)																																			$ (205)
Cash contribution for BCH Preferred Series C Unit Accounts	14,800																																						14,800
Noncash issuance of BCH Preferred Series C Unit Accounts	246																																						246
Unrealized gain (loss) on investments in available-for-sale debt securities	0
Ending balance (in shares) at Mar. 31, 2021																																				48,206
Ending balance at Mar. 31, 2021	984,887																																			$ 623,121	(3,444)	0	365,210
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													(2,925)
Ending balance, noncontrolling interests at Mar. 31, 2021																																												0	1,544,210
Beginning balance (in shares) at Dec. 31, 2020																																				48,206
Beginning balance at Dec. 31, 2020	986,348																																			$ 624,948	(3,444)	0	364,844	78,245	205,513
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(96,865)																																			$ (63,014)			(33,851)
Recognition of share-based compensation cost (in shares)																																				29,000
Recognition of share-based compensation cost	23,153																																			$ 23,153
Payment of employee payroll taxes on restricted equity units	(1,465)																																			(275)			(1,190)	(595)
Noncash issuance of noncontrolling interest	9,189																																						9,189
Distribution to noncontrolling interest	(1,539)																																						(1,539)
Non-cash dividend to related party	(830)																																			(830)
Share-based awards to related party employees	830																																			$ 830
Issuance of shares (in shares)																																				19,251,000
Issuance of shares	207,390																																			$ 207,390
Cash contribution for BCH Preferred Series C Unit Accounts	14,800							$ 14,800																															14,800		14,800
Noncash issuance of BCH Preferred Series C Unit Accounts	246																																						246		246
Redemption of BCH Preferred Series C Unit Accounts	(14,800)													$ 0																									(14,800)		(14,800)
Unrealized gain (loss) on investments in available-for-sale debt securities	(1,436)																																					(1,436)
Reclass of allocated income for FLP Subclass 3 to payable	(23)																																						(23)
Deemed dividend for extinguishment of redeemable noncontrolling interest and preferred equity	(32,002)																																			$ (32,002)								46,202	(14,200)
Ending balance (in shares) at Dec. 31, 2021																																				67,486
Ending balance at Dec. 31, 2021	1,092,996																																			$ 760,200	(3,444)	(1,436)	337,676	73,579	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deemed dividend upon issuance for GAAP to tax basis true-up																																												9,247	9,247
Beginning balance, noncontrolling interests at Dec. 31, 2020																																												0	1,547,135
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													(8,268)
Noncash issuance of noncontrolling interest and redeemable preferred equity																																												343,798
Deemed dividend upon issuance for GAAP to tax basis true-up																																												9,247	9,247
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts																																												312,312	(312,312)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	(2,200)																																											2,239	(2,239)
Put option liability on grant of BCH Preferred A.1	(3,800)																																												(3,793)
Preferred Series A.0 Unit Accounts guaranteed payment accrual	(1,300)																																												(1,264)
Equity issuance costs																																												(432)
Ending balance, noncontrolling interests at Dec. 31, 2021																																												713,366	1,195,812
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(103,404)																																			(44,427)			(58,977)
Recognition of share-based compensation cost	2,828																																			2,828
Payment of employee payroll taxes on restricted equity units	(33)																																			(33)
Distribution to noncontrolling interest	(811)																																						(811)
Non-cash dividend to related party	(120)																																			(120)
Share-based awards to related party employees	120																																			$ 120
Unrealized gain (loss) on investments in available-for-sale debt securities	$ 110																																					110
Ending balance (in shares) at Mar. 31, 2022	67,486,000																		180,178	19,140																67,486,000
Ending balance at Mar. 31, 2022	$ 991,686														$ 0	$ 0			$ 180	$ 19						$ 1,634,019								$ 0		$ 718,568	(3,444)	(1,326)	277,888	69,831	205,759
Ending balance, preferred (in shares) at Mar. 31, 2022															0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													2,498
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return																																												8,424	(8,424)
Preferred Series A.0 Unit Accounts guaranteed payment accrual	(3,800)																																												(3,788)
Ending balance, noncontrolling interests at Mar. 31, 2022	1,907,888																																											721,790	1,186,098
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(165,328)																									(59,131)													(106,197)
Recognition of share-based compensation cost	6,244																									6,244
Payment of employee payroll taxes on restricted equity units	(1,024)																									(105)													(919)	(459)
Purchase of noncontrolling interest																																							(131)
Noncash issuance of noncontrolling interest	11,973																									11,674													299
Distribution to noncontrolling interest	(131)																																						(131)
Issuance of noncontrolling interest	2,430																																						2,430
Non-cash dividend to related party	37																									37
Share-based awards to related party employees	(37)																									(37)
Issuance of shares	20,100																									20,100
Unrealized gain (loss) on investments in available-for-sale debt securities	7,707																																					7,707
Reclass of allocated income for FLP Subclass 3 to payable	(933)																																						(933)
Ending balance (in shares) at Sep. 30, 2022																			180,178	19,140
Ending balance at Sep. 30, 2022	1,805,494														$ 0	$ 0			$ 180	$ 19						1,630,478								0			(3,444)	6,381	171,880	62,664	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions payable to noncontrolling interest holder	(557)																																						(557)
Deemed dividend upon issuance for GAAP to tax basis true-up	314																									314																			(314)
Equity issuance costs	(15)																									(15)
Redemption of BCG Preferred Series B.2 Unit Accounts	(1,393)																									(1,393)
Ending balance, preferred (in shares) at Sep. 30, 2022															0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													5,093
Deemed dividend upon issuance for GAAP to tax basis true-up	314																									314																			(314)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	18,771																									18,771																			(18,771)
Preferred Series A.0 Unit Accounts guaranteed payment accrual	(7,800)																																												(7,794)
Redemption of BCG Preferred Series B.2 Unit Accounts	$ 1,393																									1,393
Ending balance, noncontrolling interests at Sep. 30, 2022																																													970,452
Beginning balance (in shares) at Mar. 31, 2022	67,486,000																		180,178	19,140																67,486,000
Beginning balance at Mar. 31, 2022	$ 991,686														$ 0	$ 0			$ 180	$ 19						1,634,019								0		$ 718,568	(3,444)	(1,326)	277,888	69,831	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(263,624)																																			(130,980)			(132,644)
Recognition of share-based compensation cost	10,085																																			10,085
Payment of employee payroll taxes on restricted equity units	(1,125)																																			(206)			(919)	(459)
Purchase of noncontrolling interest	(131)																																						(131)
Noncash issuance of noncontrolling interest	299																																						299
Distribution to noncontrolling interest	(1,719)																																						(1,719)
Issuance of noncontrolling interest	2,430																																						2,430
Non-cash dividend to related party	(147)																																			(147)
Share-based awards to related party employees	147																																			147
Issuance of shares																																												20,100
Redemption of BCH Preferred Series C Unit Accounts														$ (4,600)
Unrealized gain (loss) on investments in available-for-sale debt securities	11,226																																					11,226
Reclass of allocated income for FLP Subclass 3 to payable	$ (933)																																						(933)
Annual reallocation of FLP																																				$ 2,057			(2,057)	(941)
Ending balance (in shares) at Mar. 31, 2023	67,486,000				179,634,000														180,178	19,140																67,486,000
Ending balance at Mar. 31, 2023	$ 1,728,413	[1]													$ 0	$ 0			$ 180	$ 19						1,579,545								0	$ 0	$ 599,524	(3,444)	9,900	142,213	52,560	205,759
Beginning balance, preferred (in shares) at Mar. 31, 2022															0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Deemed dividend upon issuance for GAAP to tax basis true-up																																												314	(314)
Redemption of BCG Preferred Series B.2 Unit Accounts																																												4,637
Ending balance, preferred (in shares) at Mar. 31, 2023			0	0		0	5,800,000								0	0
Beginning balance, noncontrolling interests at Mar. 31, 2022	1,907,888																																											721,790	1,186,098
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													11,524
Noncash issuance of noncontrolling interest and redeemable preferred equity																																												11,674
Deemed dividend upon issuance for GAAP to tax basis true-up																																												314	(314)
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts	(1,100)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	(37,100)																																											37,133	(37,133)
Preferred Series A.0 Unit Accounts guaranteed payment accrual	(15,800)																																												(15,822)
Equity issuance costs																																												(15)
Redemption of BCG Preferred Series B.2 Unit Accounts																																												(4,637)
Ending balance, noncontrolling interests at Mar. 31, 2023	950,493	[1]																																										786,359	1,144,353
Beginning balance (in shares) at Jun. 30, 2022																			180,178	19,140
Beginning balance at Jun. 30, 2022	1,842,649														$ 0	$ 0			$ 180	$ 19						1,604,607								0			(3,444)	(3,124)	244,411	63,329	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(76,615)																									(5,162)													(71,453)
Recognition of share-based compensation cost	2,737																									2,737
Payment of employee payroll taxes on restricted equity units	(32)																									(32)
Purchase of noncontrolling interest																																							(131)
Distribution to noncontrolling interest	(131)																																						(131)
Non-cash dividend to related party	37																									37
Share-based awards to related party employees	(37)																									(37)
Issuance of shares	20,100																									20,100
Unrealized gain (loss) on investments in available-for-sale debt securities	9,505																																					9,505
Reclass of allocated income for FLP Subclass 3 to payable	(933)																																						(933)
Ending balance (in shares) at Sep. 30, 2022																			180,178	19,140
Ending balance at Sep. 30, 2022	1,805,494														$ 0	$ 0			$ 180	$ 19						1,630,478								0			(3,444)	6,381	171,880	62,664	205,759
Beginning balance, preferred (in shares) at Jun. 30, 2022															0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions payable to noncontrolling interest holder	(14)																																						(14)
Redemption of BCG Preferred Series B.2 Unit Accounts	(1,393)																									(1,393)
Ending balance, preferred (in shares) at Sep. 30, 2022															0	0
Beginning balance, noncontrolling interests at Jun. 30, 2022																																													981,271
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													2,728
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return	9,621																									9,621																			(9,621)
Preferred Series A.0 Unit Accounts guaranteed payment accrual																																													(3,926)
Redemption of BCG Preferred Series B.2 Unit Accounts	$ 1,393																									1,393
Ending balance, noncontrolling interests at Sep. 30, 2022																																													970,452
Beginning balance (in shares) at Mar. 31, 2023	67,486,000				179,634,000														180,178	19,140																67,486,000
Beginning balance at Mar. 31, 2023	$ 1,728,413	[1]													$ 0	$ 0			$ 180	$ 19						1,579,545								0	0	$ 599,524	(3,444)	9,900	142,213	52,560	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,546,006)																									(36,432)								(1,450,826)					(58,748)
Recognition of share-based compensation cost	35,504																									35,504
Payment of employee payroll taxes on restricted equity units	(116)																									(116)
Distribution to noncontrolling interest	(567)																																						(567)
Non-cash dividend to related party	(110)																									(110)
Share-based awards to related party employees	110																									110
Issuance of shares (in shares)															2,749		3,769		7,972				3,448	275	456
Issuance of shares	(4,290)								$ 8,696	$ 37,649	$ 2,745	$ 4,000	$ 1,250		$ 3		$ 4		$ 8				$ 4		$ 1	(4,301)				$ 11,752	$ 36,703	$ 2,745	$ 1,249									$ (3,060)	$ 942
Unrealized gain (loss) on investments in available-for-sale debt securities	4,185																																					4,185
Ending balance (in shares) at Sep. 30, 2023					242,340,000														242,884	19,140
Ending balance at Sep. 30, 2023	932,259														$ 0	$ 4			$ 243	$ 19						1,842,274								(1,450,826)	(20,038)		(3,444)	391	563,636	9,697	0
Beginning balance, preferred (in shares) at Mar. 31, 2023			0	0		0	5,800,000								0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to liability assumed at de-SPAC	500																									500
Conversion of stock (in shares)															(2,749)			688			404	44,041
Conversion of stock			$ 0												$ (3)			$ 1				$ 44					$ 2	$ 3,884	$ 205,715											(3,884)	(205,759)
Reclassification of realized gain upon transfer from available-for-sale debt security to equity interest	(13,694)																																					(13,694)
Settlement of restricted stock units (in shares)																			5,422
Settlement of restricted stock units																			$ 5							(5)
Redemption of BCG Preferred Series B.2 Unit Accounts	(1,413)																									(1,413)
Stock receivable on prepaid forward purchase	(20,038)																																		(20,038)
Reclass of BCH Preferred A.1 from temporary to permanent equity	699,441																																						699,441						(699,441)
Ending balance, preferred (in shares) at Sep. 30, 2023			0	3,769,000		3,768,995									0	3,769
Beginning balance, noncontrolling interests at Mar. 31, 2023	950,493	[1]																																										$ 786,359	1,144,353
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													8,272
Exchange of BCH Preferred Series A.1 Unit Accounts for BCG Preferred Series B.2 Unit Accounts							$ (3,900)
Deemed dividend for BCG Preferred Series B.2 Unit Accounts preferred return																										6,942													(6,942)
Preferred Series A.0 Unit Accounts guaranteed payment accrual	(8,300)																																												(8,272)
Redemption of BCG Preferred Series B.2 Unit Accounts	1,413																									1,413
Ending balance, noncontrolling interests at Sep. 30, 2023	251,052																																												251,052
Beginning balance (in shares) at Jun. 30, 2023																			190,047	19,140
Beginning balance at Jun. 30, 2023	1,280,947														$ 0	$ 0			$ 190	$ 19						1,583,041								(1,079,091)	(20,038)		(3,444)	14,190	786,080	19,311	205,759
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(385,931)																																	(371,735)					(14,196)
Recognition of share-based compensation cost	8,503																									8,503
Payment of employee payroll taxes on restricted equity units	(32)																									(32)
Distribution to noncontrolling interest	(238)																																						(238)
Issuance of shares (in shares)																	3,769		2,918					456
Issuance of shares	3,410									$ 37,649	$ 1,250						$ 4		$ 3					$ 1		6,600					$ 36,703	$ 1,249							(3,193)				$ 942
Unrealized gain (loss) on investments in available-for-sale debt securities	(105)																																					(105)
Ending balance (in shares) at Sep. 30, 2023					242,340,000														242,884	19,140
Ending balance at Sep. 30, 2023	932,259														$ 0	$ 4			$ 243	$ 19						1,842,274								$ (1,450,826)	$ (20,038)		$ (3,444)	391	$ 563,636	$ 9,697	0
Beginning balance, preferred (in shares) at Jun. 30, 2023															0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustment to liability assumed at de-SPAC	500																									500
Conversion of stock (in shares)																						44,041
Conversion of stock																						$ 44							$ 205,715												$ (205,759)
Reclassification of realized gain upon transfer from available-for-sale debt security to equity interest	(13,694)																																					$ (13,694)
Settlement of restricted stock units (in shares)																			5,422
Settlement of restricted stock units																			$ 5							$ (5)
Ending balance, preferred (in shares) at Sep. 30, 2023			0	3,769,000		3,768,995									0	3,769
Beginning balance, noncontrolling interests at Jun. 30, 2023																																													251,052
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss), temporary equity																																													4,167
Preferred Series A.0 Unit Accounts guaranteed payment accrual																																													(4,167)
Ending balance, noncontrolling interests at Sep. 30, 2023	$ 251,052																																												$ 251,052

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.